OTHER EXPENSES, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Other Income and Expenses [Abstract]
Summary of Components of Other Expenses, Net
The following table shows the components of other expenses, net for the three months ended March 31, 2024 and 2023 (in thousands):

	Three Months Ended March 31, 2024	Three Months Ended March 31, 2023
Transaction fees	$(889)	$—
Other, net	(247)	(7)
Interest income	11	47

Other expense, net	$(1,125)	$40

The following table shows the components of other expenses, net for the years ended December 31, 2023, and 2022 (in thousands):

	Year Ended December 31, 2023	Year Ended December 31, 2022
HHLLC stock-based compensation	$(2,339)	$—
Transaction fees	(3,640)	—
Other, net	(428)	(436)
Interest income	48	52

Other expense, net	$(6,359)	$(384)